Consolidated Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash	$ 4,573,996	$ 2,009,687
Restricted cash		1,567,500
Accounts receivables, net	344,340	582,335
Prepayment and other current assets , net	1,137,224	1,920,576
Total current assets	6,055,560	6,080,098
Non-current assets
Restricted cash – Non Current	1,920,000	420,000
Property and equipment, net	19,691	109,017
Oil and gas property - subject to amortization, net	9,350,890	7,111,624
Oil and gas property - not subject to amortization	1,224,667	1,155,439
Right of use assets, net	881,639	1,097,168
Deferred charges	862,949	938,392
Other non-current assets, net	1,599,197	812,943
Total non-current assets	15,859,033	11,644,583
Total assets	21,914,593	17,724,681
Current liabilities
Accounts payables	899,638	753,823
Amount due to a related party	2,687
Short-term operating lease liabilities	556,756	629,325
Accrued expenses	351,596	152,078
Taxes payable	77,686	60,698
Other current liabilities	17,941	17,941
Total current liabilities	1,906,304	1,613,865
Non-current liabilities
Asset retirement obligations	776,669	352,636
Warrant liabilities	578,928	482,219
Long-term operating lease liabilities	324,883	467,843
Provision for post-employment benefits	136,936	118,250
Total non-current liabilities	1,817,416	1,420,948
Total liabilities	3,723,720	3,034,813
Commitments and contingencies (Note 14)
Shareholders’ Equity
Preferred shares (par value $0.00267; 3,750,000 shares authorized, nil shares issued and outstanding as of December 31, 2024 and 2023, respectively)
Ordinary shares (par value $0.00267; 37,500,000 shares authorized, 13,600,519 and 10,142,694 shares issued and outstanding as of December 31, 2024 and 2023, respectively)	36,267	27,046
Additional paid-in capital	63,978,379	54,147,769
Accumulated deficit	(45,926,978)	(39,583,437)
Accumulated other comprehensive income	103,205	98,490
Total shareholders’ equity	18,190,873	14,689,868
Total liabilities and shareholders’ equity	$ 21,914,593	$ 17,724,681